UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22037

Stone Harbor Investment Funds
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100
Denver, CO 80203
(Address of principal executive offices) (Zip code)

Adam J. Shapiro, Esq.
c/o Stone Harbor Investment Partners LP
31 West 52nd Street, 16th Floor
New York, NY 10019
(Name and address of agent for service)

With copies to:

Michael G. Doherty, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: May 31

Date of reporting period: July 1, 2016-June 30, 2017

Item 1. Proxy Voting Record

STONE HARBOR EMERGING MARKETS DEBT FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR LOCAL MARKETS FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR EMERGING MARKETS CORPORATE DEBT FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR INVESTMENT GRADE FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR STRATEGIC INCOME FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR EMERGING MARKETS DEBT ALLOCATION FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR EMERGING MARKETS DEBT BLEND FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR 500 PLUS FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR HIGH-YIELD BOND FUND

Fund Name	Company	Ticker	Cusip	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management
STONE HARBOR HIGH YIELD BOND FUND	MIDSTATES PETROLEUM COMPANY, INC.	MPO	59804T407	5/24/2017	TO ELECT SEVEN DIRECTORS	ISSUER	YES	FOR	WITH
STONE HARBOR HIGH YIELD BOND FUND	MIDSTATES PETROLEUM COMPANY, INC.	MPO	59804T407	5/24/2017	TO APPROVE, ON NON-BINDING ADVISORY BASIS, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS	ISSUER	YES	FOR	WITH
STONE HARBOR HIGH YIELD BOND FUND	MIDSTATES PETROLEUM COMPANY, INC.	MPO	59804T407	5/24/2017	TO RATIFY THE APPOINTMNET OF GRANT THORNTON LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2017	ISSUER	YES	FOR	WITH
STONE HARBOR HIGH YIELD BOND FUND	MIDSTATES PETROLEUM COMPANY, INC.	MPO	59804T407	5/24/2017	TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE ANNUAL MEETING	ISSUER	YES	FOR	WITH
STONE HARBOR HIGH YIELD BOND FUND	DENBURY RESOURCES INC.	DNR	247916208	5/24/2017	TO ELECT EIGHT DIRECTORS	ISSUER	YES	FOR	WITH
STONE HARBOR HIGH YIELD BOND FUND	DENBURY RESOURCES INC.	DNR	247916208	5/24/2017	AN ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION	ISSUER	YES	FOR	WITH
STONE HARBOR HIGH YIELD BOND FUND	DENBURY RESOURCES INC.	DNR	247916208	5/24/2017	TO HOLD AN ADVISORY VOTE ON THE FREQUENCY OF THE STOCKHOLDER VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION	ISSUER	1 YEAR	1 YEAR	WITH
STONE HARBOR HIGH YIELD BOND FUND	DENBURY RESOURCES INC.	DNR	247916208	5/24/2017
TO VOTE ON THE AMENDMENT AND RESTATEMENT OF THE COMPANY'S 2004 OMNIBUS STOCK AND INCENTIVE PLAN, PRINCIPALLY TO INCREASE THE NUMBER OF RESERVED SHARES AND FOR INTERNAL REVENUE CODE SECTION 162(M) PERFORMANCE...
						ISSUER	YES	FOR	WITH
STONE HARBOR HIGH YIELD BOND FUND	DENBURY RESOURCES INC.	DNR	247916208	5/24/2017	TO RATIFY THE AUDIT COMMITTEES SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANYS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2017	ISSUER	YES	FOR	WITH
STONE HARBOR HIGH YIELD BOND FUND	DENBURY RESOURCES INC.	DNR	247916208	5/24/2017	TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE ANNUAL MEETING OR ANY ADJOURNMENT OR PORTPONEMENT THEREOF	ISSUER	YES	FOR	WITH
STONE HARBOR HIGH YIELD BOND FUND	VISTRA ENERGY CORP	VSTE	92840M102	5/16/2017	TO ELECT TWO DIRECTORS	ISSUER	YES	FOR	WITH
STONE HARBOR HIGH YIELD BOND FUND	VISTRA ENERGY CORP	VSTE	92840M102	5/16/2017	APPROVE, ON AN ADVISORY BASIS, NAMED EXECUTIVE OFFICE COMPENSATION	ISSUER	YES	FOR	WITH
STONE HARBOR HIGH YIELD BOND FUND	VISTRA ENERGY CORP	VSTE	92840M102	5/16/2017	RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2017	ISSUER	YES	FOR	WITH
STONE HARBOR HIGH YIELD BOND FUND	HALCON RESOURCES CORPORATION	HK	40537Q605	5/4/2017	TO ELECT TWO DIRECTORS	ISSUER	YES	FOR	WITH
STONE HARBOR HIGH YIELD BOND FUND	HALCON RESOURCES CORPORATION	HK	40537Q605	5/4/2017	TO APPROVE, IN A NON-BINDING ADVISORY VOTE, EXECUTIVE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS	ISSUER	NO	ABSTAIN	AGAINST
STONE HARBOR HIGH YIELD BOND FUND	HALCON RESOURCES CORPORATION	HK	40537Q605	5/4/2017	TO DETERMINE, IN A NON-BINDING ADVISORY VOTE, WHETHER A STOCKHOLDER VOTE TO APPROVE THE COMPENSATION OF OUR NAME EXECUTIVE OFFICERS SHOULD OCCUR EVERY ONE, TWO OR THREE YEARS	ISSUER	NO	ABSTAIN	AGAINST
STONE HARBOR HIGH YIELD BOND FUND	HALCON RESOURCES CORPORATION	HK	40537Q605	5/4/2017	TO RATIFY THE APPOINMENT OF DELOITTE & TOUCHE LLP, AN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTANT FOR THE FISCAL YEAR ENDING DECEMBER 31, 20...	ISSUER	YES	FOR	WITH
STONE HARBOR HIGH YIELD BOND FUND	NRG ENERGY, INC.	NRG	629377508	4/27/2017	TO ELECT THIRTEEN DIRECTORS	ISSUER	YES	FOR	WITH
STONE HARBOR HIGH YIELD BOND FUND	NRG ENERGY, INC.	NRG	629377508	4/27/2017	ADOPTION OF THE NRG ENERGY, INC. AMENDED AND RESTATED LONG-TERM INCENTIVE PLAN	ISSUER	YES	FOR	WITH
STONE HARBOR HIGH YIELD BOND FUND	NRG ENERGY, INC.	NRG	629377508	4/27/2017	ADOPTION OF THE NRG ENERGY, INC.EMPLOYEE STOCK PURCHASE PLAN	ISSUER	YES	FOR	WITH
STONE HARBOR HIGH YIELD BOND FUND	NRG ENERGY, INC.	NRG	629377508	4/27/2017	APPROVAL, ON A NON-BINDING ADVISORY BASIS, OF NRG;S EXECUTIVE COMPENSATION (THE SAY ON PAY PROPOSAL)	ISSUER	YES	FOR	WITH
STONE HARBOR HIGH YIELD BOND FUND	NRG ENERGY, INC.	NRG	629377508	4/27/2017	APPROVAL, ON A NON-BINDING ADVISORY BASIS, OF THE FREQUENCY OF THE VOTE TO APPROVE NRG'S EXECUTIVE COMPENSATION (THE SAY ON FREQUENCY PROPOSAL)	ISSUER	YES	1 YEAR	WITH
STONE HARBOR HIGH YIELD BOND FUND	NRG ENERGY, INC.	NRG	629377508	4/27/2017	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS NRG'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2017 FISCAL YEAR (THE RATIFICATION OF KPMG LLP'S APPOINTMENT PROPOSAL)	ISSUER	YES	FOR	WITH
STONE HARBOR HIGH YIELD BOND FUND	NRG ENERGY, INC.	NRG	629377508	4/27/2017	STOCKHOLDER PROPOSAL, IF PROPERY PRESENTED	ISSUER	YES	AGAINST	WITH

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	August 11, 2017